Annual Total Returns[BarChart] - The Hartford Total Return Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.27%	7.08%	(1.79%)	5.23%	(0.93%)	3.69%	4.68%	(1.07%)	9.85%	8.87%